After Taxes on Distributions N-1A Cover	Jan. 07, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 07, 2026
Prospectus Date	Dec. 30, 2025